Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 250,008	$ 671,355
Restricted cash	5,979
Accounts receivable, net	332,975	145,853
Advances to suppliers, net	491,182	522,190
Prepayments and other current assets	141,957	5,202
Due from third parties	19,565
Inventories	77,912
Total current assets	1,319,578	1,368,648
Property, plant and equipment, net	52,269	21,497
Intangible assets, net	7,278,031	7,654,767
Prepayment for construction of properties	14,362,145	6,663,795
Right-of-use assets	247,573	28,085
Deposits for business acquisitions	8,579,886	18,520,126
Total assets	31,839,482	34,256,918
Current liabilities:
Convertible note, net of issuance cost	1,626,548
Short-term bank loans	197,337
Advances from customers	350,563	1,213,465
Accounts payable	137,050	37,866
Accrued expenses and other liabilities	1,813,032	2,338,075
Loans from third parties	215,928	109,600
Taxes payable	269,989	249,628
Lease liability - current	126,319
Total current liabilities	6,428,611	3,948,634
Long-term accounts payable	400,395	383,598
Loans from third parties – non-current	189,758
Lease liability – non-current	81,452
Total liabilities	7,100,216	4,332,232
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	104,442,602	100,740,868
Statutory reserve	1,072,895	1,072,895
Accumulated deficit	(84,153,850)	(71,813,934)
Accumulated other comprehensive loss	(219,340)	(85,143)
Total shareholders’ equity attributable to ReTo Eco-Solutions, Inc.	21,152,307	29,924,686
Non-controlling interest	3,586,959
Total shareholders’ equity	24,739,266	29,924,686
Total liabilities and shareholders’ equity	31,839,482	34,256,918
Class A Shares
Shareholders’ equity:
Class shares, value
Class B Shares
Shareholders’ equity:
Class shares, value	10,000	10,000
Related Party
Current assets:
Due from related parties		24,048
Current liabilities:
Due to related parties	$ 1,691,845